IFRS 7 Disclosure (Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 574,957	$ 541,664
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	227,435	205,408
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	314,306	291,915
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 33,216	$ 44,341